Business Combinations - Summary of goodwill arising from the acquisition (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Goodwill Arising From The Acquisition [Line Items]
Consideration for the acquisition	¥ 48,377	¥ 27,563
Non-controlling interests		(5,598)
Fair value of identifiable net liabilities assumed by the NEC Group	39,449	21,117
Goodwill arising from acquisition	¥ 87,826	¥ 43,082